Property and Equipment, Net - Schedule of Depreciation and Amortization (Details) (10K) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization	$ 1,058				$ 5,286
Successor [Member]
Depreciation and amortization		$ 2,166	$ 3,428	$ 5,583
Predecessor [Member]
Depreciation and amortization	$ 1,058				$ 5,286